John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 95.5%		$330,664,350
(Cost $268,848,281)
China 7.6%		26,436,751
Alibaba Group Holding, Ltd., ADR (A)	42,002	10,543,342
China Vanke Company, Ltd., H Shares	1,091,800	3,441,816
NetEase, Inc., ADR	11,749	5,385,977
Tencent Holdings, Ltd.	103,000	7,065,616
France 6.5%		22,406,396
Kering SA	13,741	7,786,857
Schneider Electric SE	81,682	9,365,973
Worldline SA (A)(B)	61,067	5,253,566
Germany 3.5%		12,112,460
Siemens AG	67,399	8,589,086
Vonovia SE	54,511	3,523,374
Hong Kong 1.0%		3,327,325
Guangdong Investment, Ltd.	2,058,000	3,327,325
Ireland 3.6%		12,651,404
Allegion PLC	59,531	5,920,953
Kingspan Group PLC	93,817	6,730,451
Japan 2.8%		9,677,414
Daikin Industries, Ltd.	28,300	4,979,286
Horiba, Ltd.	91,100	4,698,128
South Korea 1.7%		5,835,834
Coway Company, Ltd.	90,525	5,835,834
Sweden 1.5%		5,241,344
Hexagon AB, B Shares (A)	80,146	5,241,344
Switzerland 5.1%		17,563,387
Roche Holding AG	32,683	11,319,972
Sonova Holding AG (A)	27,613	6,243,415
United Kingdom 4.8%		16,696,456
Bunzl PLC	185,817	5,322,935
Mondi PLC	239,560	4,243,266
Severn Trent PLC	108,316	3,451,756
Unilever NV (C)	62,252	3,678,499
United States 57.4%		198,715,579
American Water Works Company, Inc.	25,596	3,769,523
AMETEK, Inc.	39,163	3,651,950
Applied Materials, Inc.	123,988	7,976,148
Boston Scientific Corp. (A)	219,879	8,480,733
Cisco Systems, Inc.	199,937	9,417,033
Comcast Corp., Class A	159,840	6,841,152
Danaher Corp.	28,369	5,781,602
Edwards Lifesciences Corp. (A)	68,642	5,382,219
Essential Utilities, Inc.	80,178	3,636,072
Exelixis, Inc. (A)	70,633	1,630,916
Fidelity National Financial, Inc.	319,486	10,338,567
Fidelity National Information Services, Inc.	72,643	10,628,397
Global Payments, Inc.	38,358	6,828,491
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Halozyme Therapeutics, Inc. (A)	65,738	$1,787,416
Intuitive Surgical, Inc. (A)	5,172	3,545,096
KLA Corp.	40,524	8,097,911
MAXIMUS, Inc.	112,488	8,347,734
Microsoft Corp.	33,519	6,871,730
Neurocrine Biosciences, Inc. (A)	14,441	1,738,119
NextEra Energy, Inc.	12,985	3,644,890
PayPal Holdings, Inc. (A)	18,964	3,718,271
Sarepta Therapeutics, Inc. (A)	10,314	1,583,405
Stanley Black & Decker, Inc.	34,542	5,295,979
Synopsys, Inc. (A)	50,328	10,026,344
The Toro Company	118,404	8,448,125
Thermo Fisher Scientific, Inc.	27,747	11,485,871
Tractor Supply Company	23,796	3,396,641
Turning Point Therapeutics, Inc. (A)	26,883	1,592,280
UnitedHealth Group, Inc.	36,344	11,004,236
Vertex Pharmaceuticals, Inc. (A)	14,827	4,032,944
Visa, Inc., Class A	38,730	7,374,192
Xylem, Inc.	69,205	5,050,581

Zebra Technologies Corp., Class A (A)	26,041	7,311,011
Preferred securities 2.5%		$8,665,818
(Cost $6,662,191)
South Korea 2.5%		8,665,818
Samsung Electronics Company, Ltd.	207,476	8,665,818

	Yield (%)	Shares	Value
Short-term investments 1.1%			$3,688,425
(Cost $3,688,496)
Short-term funds 1.1%			3,688,425
John Hancock Collateral Trust (D)	0.3334(E)	368,448	3,688,425

Total investments (Cost $279,198,968) 99.1%	$343,018,593
Other assets and liabilities, net 0.9%	3,135,491
Total net assets 100.0%	$346,154,084

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $3,327,966.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-20.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
Information technology	31.9%
Health care	21.9%
Industrials	18.2%
Consumer discretionary	8.0%
Communication services	5.6%
Utilities	5.1%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Financials	3.0%
Real estate	2.0%
Materials	1.2%
Consumer staples	1.1%
Short-term investments and other	2.0%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
China	$26,436,751	$15,929,319	$10,507,432	—
France	22,406,396	—	22,406,396	—
Germany	12,112,460	—	12,112,460	—
Hong Kong	3,327,325	—	3,327,325	—
Ireland	12,651,404	5,920,953	6,730,451	—
Japan	9,677,414	—	9,677,414	—
South Korea	5,835,834	—	5,835,834	—
Sweden	5,241,344	—	5,241,344	—
Switzerland	17,563,387	—	17,563,387	—
United Kingdom	16,696,456	—	16,696,456	—
United States	198,715,579	198,715,579	—	—
Preferred securities	8,665,818	—	8,665,818	—
Short-term investments	3,688,425	3,688,425	—	—
Total investments in securities	$343,018,593	$224,254,276	$118,764,317	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	368,448	$9,563,965	$20,301,827	$(26,178,128)	$1,208	$(447)	$20,706	—	$3,688,425
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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